Subsequent Events (Details Narrative) - USD ($)					1 Months Ended				12 Months Ended
	Feb. 12, 2018	Feb. 11, 2018	Feb. 03, 2018	Jan. 10, 2017	Feb. 22, 2018	Feb. 13, 2018	Jan. 26, 2018	Jan. 25, 2018	Dec. 31, 2017	Dec. 31, 2016	May 11, 2017
Common stock shares reserved for future issuance upon conversion of debt									102,582
Research and development expense									$ 574,091	$ 309,503
Kenneth Kirkland [Member]
Common stock shares reserved for future issuance upon conversion of debt									50,000
Joseph Sierchio [Member]
Common stock shares reserved for future issuance upon conversion of debt									50,000		75,000
Series A Warrant [Member] | Dr. Gerlach [Member]
Common stock shares issued upon conversion of debt				204,571
Common stock shares reserved for future issuance upon conversion of debt				240,000
Subsequent Event [Member]
Common stock shares issued upon conversion of debt		40,000
Common stock shares reserved for future issuance upon conversion of debt		17,480
Subsequent Event [Member] | KCC pursuant [Member]
Convertible debt financing, principal amount							$ 1,095,000
Maturity date							Dec. 31, 2019
Subsequent Event [Member] | Thomas bold [Member]
Common stock shares issued upon conversion of debt			60,000
Common stock shares reserved for future issuance upon conversion of debt			44,083
Subsequent Event [Member] | Kenneth Kirkland [Member]
Common stock shares issued upon conversion of debt					50,000
Common stock shares reserved for future issuance upon conversion of debt					41,033
Subsequent Event [Member] | Joseph Sierchio [Member]
Common stock shares issued upon conversion of debt					37,500
Common stock shares reserved for future issuance upon conversion of debt					22,711
Subsequent Event [Member] | University of Pittsburgh [Member]
Research and development expense								$ 85,798
Subsequent Event [Member] | Series D [Member]
Common stock shares issued upon conversion of debt						100,000
Exercise price						$ 1.10
Proceeds from issuance of warrants						$ 110,000
Subsequent Event [Member] | Series A Warrant [Member] | Dr. Gerlach [Member]
Common stock shares issued upon conversion of debt	480,000
Common stock shares reserved for future issuance upon conversion of debt	457,480
Subsequent Event [Member] | Series F Warrants [Member} | Joseph Sierchio [Member]
Common stock shares issued upon conversion of debt					7,246
Common stock shares reserved for future issuance upon conversion of debt					4,899
Subsequent Event [Member] | Series H Warrants [Member} | Joseph Sierchio [Member]
Common stock shares issued upon conversion of debt					10,000
Common stock shares reserved for future issuance upon conversion of debt					7,418